Other payables to third parties (Tables)	12 Months Ended
Dec. 31, 2013
Other payables to third parties
Schedule of other payables to third parties

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Purchases of property, plant and equipment	367,426	221,232
Payable for land use rights	—	35,000
Miscellaneous tax payables	25,011	18,253
Deposits	6,049	5,433
Labor services payables	13,883	11,959
Logistic charges	37,528	28,422
Payable to staff *	—	52,732
Interest	15,938	88,060
Others	14,280	21,179
Total other payables	480,115	482,270

*Amount due to employees related to short term borrowings from employees at an average interest rate of 9%.